INVESTMENTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 03, 2017	Oct. 28, 2015	Dec. 31, 2014
INVESTMENTS
Current assets	R$ 16,731,666	R$ 18,398,995
Noncurrent assets	84,651,169	83,667,264
TOTAL ASSETS	101,382,835	102,066,259
Current liabilities	17,862,531	20,438,575
Non-current liabilities	14,058,946	12,383,265
Equity	69,461,358	69,244,419	R$ 68,567,242			R$ 44,950,095
TOTAL LIABILITIES AND EQUITY	101,382,835	102,066,259
Investment Book value	98,902	85,745	101,161
Net operating income	43,206,832	42,508,459	40,286,815
Operating costs and expenses	(35,852,109)	(36,071,766)	(34,493,012)
Financial income (expenses), net	(903,044)	(1,234,541)	(848,178)
Income and social contribution taxes	(1,121,983)	(1,049,480)	(973,207)
Net income for the year	4,608,790	4,085,242	3,420,249
Equity pickup, according to interest held	R$ 1,580	R$ 1,244	2,036
Telefonica Data S.A. (TData)
INVESTMENTS
Total consideration for acquistion of controlling interest					R$ 15,811
Proportion of ownership interest in subsidiary	100.00%
Terra Networks
INVESTMENTS
Total consideration for acquistion of controlling interest				R$ 250,000
Alianca Atlantica Holding B.V. (Alianca)
INVESTMENTS
Proportion of ownership interest in subsidiary	50.00%	50.00%
Current assets	R$ 167,540	R$ 145,121
TOTAL ASSETS	167,540	145,121
Current liabilities	58	101
Equity	167,482	145,020
TOTAL LIABILITIES AND EQUITY	167,540	145,121
Investment Book value	83,741	72,510	89,799
Operating costs and expenses	(43)	(155)
Financial income (expenses), net	27	41
Net income for the year	(16)	(114)
Equity pickup, according to interest held	R$ (8)	R$ (57)
Companhia ACT de Participacoes (ACT)
INVESTMENTS
Proportion of ownership interest in subsidiary	50.00%	50.00%
Current assets	R$ 17	R$ 15
TOTAL ASSETS	17	15
Current liabilities	1	1
Equity	16	14
TOTAL LIABILITIES AND EQUITY	17	15
Investment Book value	8	7	4
Net operating income	82	79
Operating costs and expenses	(80)	(72)
Income and social contribution taxes		(1)
Net income for the year	2	6
Equity pickup, according to interest held	R$ 1	R$ 3
Companhia AIX de Participacoes (AIX)
INVESTMENTS
Proportion of ownership interest in subsidiary	50.00%	50.00%
Current assets	R$ 22,431	R$ 20,337
Noncurrent assets	13,410	12,879
TOTAL ASSETS	35,841	33,216
Current liabilities	4,084	4,029
Non-current liabilities	4,811	5,415
Equity	26,946	23,772
TOTAL LIABILITIES AND EQUITY	35,841	33,216
Investment Book value	13,473	11,886	R$ 10,099
Net operating income	45,622	42,840
Operating costs and expenses	(43,448)	(41,760)
Financial income (expenses), net	1,686	1,980
Income and social contribution taxes	(686)	(464)
Net income for the year	3,174	2,596
Equity pickup, according to interest held	R$ 1,587	R$ 1,298